UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 37.9%
	AIM Aviation Finance
$1,738,095	4.750%, 02/15/40 (A)	$1,553,701
	American Homes 4 Rent
4,610,000	6.231%, 10/17/36 (A)	4,703,479
1,349,000	6.070%, 10/17/45 (A)	1,370,032
1,460,000	5.036%, 10/17/45 (A)	1,451,802
4,625,000	3.926%, 06/17/31 (A) (B)	4,315,009
300,000	3.176%, 06/17/31 (A) (B)	281,397
	Ascentium Equipment Receivables
1,300,000	3.100%, 06/10/21 (A)	1,309,924
	Axis Equipment Finance Receivables LLC
999,888	6.410%, 10/22/18 (A)	1,027,385
	CAM Mortgage Trust
6,880,000	4.750%, 07/15/64 (A) (B)	6,836,016
	CarFinance Capital Auto Trust
2,000,000	5.930%, 08/15/19 (A)	2,058,620
3,500,000	5.490%, 01/18/22 (A)	3,483,533
1,600,000	5.360%, 11/15/21 (A)	1,566,758
	CarNow Auto Receivables Trust
8,590,000	6.850%, 05/17/21 (A)	8,573,054
4,700,000	5.530%, 01/15/20 (A)	4,693,056
	Castlelake Aircraft Securitization Trust
2,781,261	5.250%, 02/15/29 (A) (D)	2,774,308
	Colony American Finance
2,986,000	6.560%, 10/15/47 (A)	3,007,564
3,000,000	5.649%, 10/15/47 (A)	2,984,769
	Colony American Homes
2,000,000	3.777%, 07/17/31 (A) (B)	1,869,537
	Countrywide Asset-Backed Certificates
2,124,854	4.967%, 05/25/35	2,121,200

1

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	CPS Auto Receivables Trust
$1,000,000	6.760%, 03/15/21 (A)	$997,074
2,500,000	6.540%, 08/16/21 (A)	2,440,475
1,100,000	6.380%, 05/17/21 (A)	1,080,167
2,130,000	6.220%, 08/15/22 (A)	2,066,521
2,000,000	6.210%, 02/15/22 (A)	1,961,986
3,000,000	6.190%, 05/16/22 (A)	2,933,878
1,000,000	5.910%, 11/15/21 (A)	969,619
800,000	5.850%, 08/16/21 (A)	781,738
1,200,000	4.620%, 05/15/20 (A)	1,151,525
	DB Master Finance
3,970,000	3.980%, 02/20/45 (A)	3,958,884
	DT Auto Owner Trust
5,150,000	4.660%, 12/15/22 (A)	5,148,500
5,110,000	4.530%, 10/17/22 (A)	5,146,814
4,180,000	4.470%, 11/15/21 (A)	4,222,413
1,055,000	4.260%, 02/15/22 (A)	1,057,044
2,080,000	4.250%, 02/15/22 (A)	2,079,240
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (D)	8,820,000
	FAN Engine Securitization
4,861,872	4.625%, 10/15/43 (A)	4,870,138
	First Franklin Mortgage Loan Trust
500,279	0.577%, 07/25/36 (B)	474,411
	First Investors Auto Owner Trust
1,890,000	5.590%, 11/15/22 (A)	1,846,388
945,000	3.470%, 02/15/21 (A)	945,396
	Flagship Credit Auto Trust
5,000,000	7.120%, 11/15/22 (A)	5,074,462
3,000,000	6.180%, 02/15/22 (A)	2,983,069
6,000,000	5.980%, 08/15/22 (A)	5,897,424
1,250,000	5.710%, 08/16/21 (A)	1,235,897
4,000,000	5.260%, 07/15/21 (A)	3,997,112
1,500,000	4.830%, 06/15/20 (A)	1,501,518

2

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	GCA Holdings
$663,307	7.500%, 01/05/30 (A) (D)	$643,408
1,885,578	6.000%, 01/05/30 (A) (D)	1,885,578
3,160,000	0.632%, 01/05/30 (A) (C) (D)	1,738,000
	Global Container Assets
1,000,948	4.500%, 02/05/30 (A)	1,009,099
	Home Partners of America Trust
5,085,000	4.624%, 03/17/33	4,845,507
	Invitation Homes Trust
1,875,000	3.176%, 09/17/31 (A) (B)	1,799,030
3,000,000	3.077%, 12/17/30 (A) (B)	2,884,041
	Key Resorts
2,442,416	5.870%, 03/17/31 (A) (D)	2,417,575
	Leaf Receivables Funding 9
2,325,000	6.000%, 09/15/21 (A)	2,370,386
	Leaf Receivables Funding 10
4,470,000	6.000%, 06/15/23 (A)	4,308,754
	OneMain Financial Issuance Trust
3,400,000	6.630%, 03/18/26 (A)	3,420,536
1,000,000	5.820%, 11/20/28 (A)	990,090
5,070,000	5.640%, 07/18/25 (A)	4,975,292
5,470,000	5.310%, 09/18/24 (A)	5,374,275
	Prestige Auto Receivables Trust
4,000,000	4.670%, 01/17/22 (A)	4,019,533
	Rise
880,208	6.500%, 02/15/39 (B) (D)	873,607
	Shenton Aircraft Investment I
5,120,422	5.750%, 10/15/42 (A)	5,106,034
	Sierra Timeshare Receivables Funding
311,066	9.310%, 07/20/28 (A)	320,986
	Springleaf Funding Trust
4,000,000	6.310%, 11/15/24 (A)	3,995,843
	Structured Asset Securities Mortgage Loan Trust
979,875	0.717%, 06/25/35 (B)	891,093
	Tidewater Auto Receivables Trust
3,200,000	3.570%, 05/15/21 (A)	3,193,393

3

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	Trade MAPS 1
$4,000,000	5.424%, 12/10/18 (A) (B)	$4,000,000
	TSTC
4,000,000	6.989%, 08/24/17 (B) (D)	4,000,000
	Westgate Resorts
691,522	6.250%, 10/20/26 (A)	686,612
643,879	5.500%, 12/20/26 (A)	639,307

	Total Asset-Backed Securities
	(Cost $197,686,587)	196,010,816

Residential Mortgage-Backed Obligations — 35.2%
	Adjustable Rate Mortgage Trust
755,917	2.709%, 04/25/35 (B)	729,458
	Alternative Loan Trust
1,539,415	5.750%, 10/25/33	1,597,684
592,401	5.750%, 01/25/35	598,240
620,066	5.500%, 02/25/25	634,869
1,979,464	5.500%, 07/25/33	1,986,829
1,164,304	5.500%, 04/25/34	1,197,983
	American Home Mortgage Investment Trust
3,306	2.069%, 10/25/34 (B) (D)	3,040
	Banc of America Alternative Loan Trust
955,943	6.000%, 10/25/34	984,778
1,585,214	5.500%, 10/25/33	1,657,572
5,545,578	5.500%, 12/25/33	5,676,437
3,076,427	5.250%, 07/25/35	2,820,172
	Banc of America Funding Trust
2,235,338	5.750%, 11/25/35	2,284,786
622,853	5.500%, 11/25/34	631,602
34,903	5.500%, 08/25/35	35,098
660,663	2.811%, 12/20/34 (B)	595,861
401,459	2.769%, 11/20/34 (B)	389,007
	Banc of America Mortgage Trust
1,053,005	2.650%, 02/25/35 (B)	1,028,843

4

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	Bear Stearns Adjustable Rate Mortgage Trust
$220,900	2.957%, 04/25/34 (B)	$213,824
123,238	2.896%, 01/25/35 (B)	121,608
4,756,894	2.702%, 02/25/36 (B)	3,755,631
	Chase Mortgage Finance Trust
2,163,013	2.498%, 03/25/37 (B)	2,012,370
	CHL Mortgage Pass-Through Trust
1,653,338	5.500%, 10/25/35	1,539,799
1,213,158	2.881%, 08/25/34 (B)	1,066,886
	Citicorp Mortgage Securities
479,299	6.000%, 08/25/36	483,965
	Citigroup Mortgage Loan Trust
968,968	2.915%, 09/25/34 (A) (B)	878,781
4,410,439	2.750%, 08/25/35 (B)	4,098,021
3,846,063	2.740%, 11/25/35 (A) (B)	3,414,201
1,786,573	2.626%, 05/25/35 (B)	1,676,272
1,048,152	2.510%, 10/25/35 (B)	1,035,298
	CitiMortgage Alternative Loan Trust
4,052,278	6.000%, 09/25/36	3,625,350
	Countrywide Alternative Loan Trust
3,228,253	5.750%, 04/25/37	2,901,108
712,696	5.500%, 08/25/34	751,148
2,375,316	0.632%, 05/25/35 (B)	1,956,992
	Countrywide Home Loan Mortgage Pass-Through Trust
432,109	3.227%, 01/20/35 (B)	419,835
941,963	2.692%, 11/20/35 (B)	879,452
236,478	2.581%, 09/20/34 (B)	225,880
2,738,615	0.692%, 04/25/35 (B)	2,197,874
	Credit Suisse First Boston Mortgage Securities
3,692,430	5.500%, 11/25/35	3,340,882
2,211,090	5.250%, 11/25/20	2,186,010
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
2,505,996	6.500%, 10/25/21	2,090,219
	Credit Suisse Mortgage Trust
3,300,000	5.435%, 06/27/34 (A) (B)	3,025,026
1,000,000	4.576%, 03/15/17 (A) (B)	964,600

5

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	Deutsche Alt-A Securities Mortgage Loan Trust
$1,148,161	5.500%, 11/25/35 (B)	$1,094,347
4,272,070	5.500%, 12/25/35	3,584,006
517,155	5.250%, 06/25/35	518,017
	FDIC Trust
180,158	4.500%, 10/25/18 (A)	180,273
	FHLMC Structured Agency Credit Risk Debt Notes
4,170,000	4.677%, 11/25/23 (B)	4,062,314
8,375,000	3.727%, 10/25/27 (B)	7,791,835
	FNMA Connecticut Avenue Securities
1,500,000	5.977%, 04/25/28 (B)	1,461,740
	GMAC Mortgage Loan Trust
1,235,507	3.197%, 07/19/35 (B)	1,162,235
916,727	2.915%, 06/19/35 (B)	882,690
	GSR Mortgage Loan Trust
1,990,119	6.000%, 09/25/36	1,612,913
927,784	3.129%, 12/25/34 (B)	893,464
641,392	2.868%, 12/25/34 (B)	636,245
252,554	2.589%, 07/25/35 (B)	237,586
	HarborView Mortgage Loan Trust
354,404	2.757%, 05/19/34 (B)	351,448
	IndyMac Index Mortgage Loan Trust
3,114,041	2.717%, 08/25/35 (B)	2,537,495
2,801,374	1.062%, 07/25/45 (B)	2,410,582
	JPMorgan Alternative Loan Trust
2,115,744	3.740%, 03/25/36 (B)	1,719,382
5,416,348	2.542%, 03/25/36 (B)	4,719,612
	JPMorgan Mortgage Trust
4,004,176	6.000%, 09/25/34	4,094,251
6,243,902	6.000%, 01/25/36	5,270,105
1,956,365	5.750%, 03/25/37	1,598,231
2,321,037	3.532%, 03/25/43 (A) (B)	2,298,161
1,733,607	2.654%, 02/25/36 (B)	1,528,480
	JPMorgan Resecuritization Trust
3,017,007	2.759%, 06/27/34 (A) (B)	2,734,037

6

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	Lehman Mortgage Trust
$1,447,536	5.500%, 02/25/36	$1,369,480
914,770	0.927%, 01/25/36 (B)	581,532
	MASTR Adjustable Rate Mortgages Trust
3,750,429	2.868%, 03/25/35 (B)	3,221,759
2,359,411	2.751%, 04/25/36 (B)	2,262,830
	MASTR Alternative Loan Trust
1,919,975	6.000%, 06/25/34	1,983,939
3,551,120	6.000%, 09/25/34	3,714,817
1,369,709	5.500%, 06/25/34	1,421,222
1,226,248	5.250%, 11/25/33	1,268,368
	Merrill Lynch Alternative Note Asset Trust
3,474,391	6.000%, 03/25/37	2,558,614
	Morgan Stanley Mortgage Loan Trust
1,225,413	6.000%, 06/25/36	1,074,921
1,884,807	6.000%, 08/25/36	1,722,704
425,024	5.500%, 11/25/35	430,942
	National City Mortgage Capital Trust
945,124	6.000%, 03/25/38	986,354
	New York Mortgage Trust
2,013,770	2.671%, 05/25/36 (B)	1,816,783
	RALI Series Trust
560,899	5.500%, 06/25/34	579,624
552,121	4.750%, 04/25/33	558,367
	Residential Asset Securitization Trust
3,087,645	6.000%, 06/25/37	2,737,354
5,307,198	5.375%, 07/25/35	4,722,698
	RFMSI Trust
1,226,655	5.750%, 01/25/36	1,218,300
	Starwood Retail Property Trust
3,785,000	3.872%, 11/15/27 (A) (B)	3,477,258
	Structured Adjustable Rate Mortgage Loan Trust
399,231	2.756%, 09/25/34 (B)	394,115
850,275	2.595%, 11/25/34 (B)	834,163
2,448,095	0.732%, 07/25/35 (B)	1,756,320

7

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	Structured Asset Securities Mortgage Pass-Through Certificates
$1,969,502	5.750%, 11/25/34	$2,053,589
	Structured Asset Securities Trust
788,475	5.500%, 02/25/35	803,854
	Washington Mutual Mortgage Pass-Through Certificates
2,175,440	6.000%, 03/25/36	2,027,405
549,987	5.500%, 07/25/34	571,187
3,578,595	2.502%, 09/25/35 (B)	3,436,194
2,797,443	2.151%, 09/25/46 (B)	2,537,668
1,718,008	2.075%, 05/25/37 (B)	1,486,892
3,308,699	1.901%, 01/25/47 (B)	2,968,815
536,505	1.017%, 04/25/47 (B)	449,036
	Wells Fargo Mortgage-Backed Securities Trust
2,649,210	6.000%, 01/25/36	2,639,120
596,647	5.500%, 11/25/35	606,814
228,475	2.796%, 02/25/34 (B)	227,899
31,562	2.787%, 12/25/33 (B)	31,656
8,078	2.734%, 10/25/33 (B)	8,105

	Total Residential Mortgage-Backed Obligations
	(Cost $180,045,249)	181,633,438

Commercial Mortgage-Backed Obligations — 20.0%
	A10 Securitization
290,000	6.230%, 11/15/27 (A)	291,694
965,000	5.120%, 11/15/27 (A)	957,471
2,146,000	4.990%, 04/15/34 (A)	2,059,214
	BAMLL Commercial Mortgage Securities Trust
1,500,000	5.426%, 01/15/28 (A) (B) (D)	1,465,404
	BXHTL Mortgage Trust
2,450,000	8.624%, 05/15/18	2,401,000
	CGBAM Commercial Mortgage Trust
6,000,000	3.426%, 02/15/31 (A) (B)	5,989,186

8

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — (continued)
	Commercial Mortgage Trust
$5,000,000	5.820%, 12/10/44 (A) (B)	$4,939,113
1,400,000	5.820%, 12/10/44 (B)	1,505,571
1,000,000	5.019%, 08/15/45 (A) (B)	933,425
2,540,000	4.176%, 05/13/31 (A) (B)	2,446,382
3,500,000	3.526%, 06/15/34 (A) (B)	3,452,723
	Credit Suisse Commercial Mortgage Trust
3,930,000	5.869%, 09/15/40 (B)	3,591,037
	Credit Suisse Mortgage Capital Trust
4,180,000	4.426%, 04/15/29 (A) (B)	3,960,313
	DBUBS Mortgage Trust
1,350,000	5.836%, 01/10/21 (A) (B)	1,400,516
	Extended Stay America Trust
2,928,000	5.521%, 12/05/31 (A) (B)	2,935,426
	GP Portfolio Trust
2,500,000	4.181%, 02/15/27 (A) (B)	2,451,764
	GS Mortgage Securities Trust
20,460,000	5.988%, 08/10/45 (B)	19,817,943
	Hilton USA Trust
3,995,000	5.609%, 11/05/30 (A) (B)	4,001,745
375,000	4.407%, 11/05/30 (A)	376,059
	JPMorgan Chase Commercial Mortgage Securities Trust
3,102,000	6.423%, 06/15/43 (A) (B)	3,090,171
3,000,000	5.500%, 08/15/46 (A) (B)	3,037,094
2,000,000	5.021%, 01/12/37 (B)	1,993,667
5,100,000	4.926%, 07/15/36 (A) (B)	4,931,798
	Morgan Stanley Capital I Trust
2,500,000	3.828%, 02/05/35 (A) (B)	2,093,630
	Motel 6 Trust
7,784,965	8.230%, 02/05/20 (A)	7,374,697
2,000,000	5.000%, 02/05/30 (A)	1,840,187
	RBS Commercial Funding Trust
2,000,000	3.704%, 03/11/31 (A) (B)	1,748,490
	SCG Trust
3,300,000	3.676%, 11/15/26 (A) (B)	3,246,742

9

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Commercial Mortgage-Backed Obligations — (continued)
	Wells Fargo Commercial Mortgage Trust
$5,800,000	3.789%, 12/15/47	$6,050,490
	WF-RBS Commercial Mortgage Trust
1,072,724	5.749%, 03/15/44 (A) (B)	1,090,200
2,068,235	5.729%, 02/15/44 (A) (B)	2,078,272

	Total Commercial Mortgage-Backed Obligations
	(Cost $104,239,330)	103,551,424

Municipal Bond — 0.6%
	Michigan State, Tobacco Settlement Financing Authority, RB
3,215,000	7.309%, 06/01/34	2,901,698

	Total Municipal Bond
	(Cost $2,796,440)	2,901,698

Short-Term Investment — 6.7%
	Dreyfus Treasury Prime Cash Management, Institutional Class,
	0.070% (E)	34,736,770

	Total Short-Term Investment
34,736,770	(Cost $34,736,770)	34,736,770

	Total Investments — 100.4%
	(Cost $519,504,376) †	518,834,146
	Other Assets and Liabilities, net — 0.4%	(1,811,590)

	Net Assets — 100.0%	$517,022,556

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security - Rate disclosed is the rate in effect on January 31, 2016.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2016 was $24,620,920 and represented 4.8% of net assets.
(E)	The rate shown is the 7-day effective yield as of January 31, 2016.

10

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LLC	Limited Liability Company
RB	Revenue Bond

†	At January 31, 2016, the tax basis cost of the Fund’s investments was $519,504,376 and the unrealized appreciation and depreciation were $7,016,205 and ($7,686,435), respectively.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$172,858,340	$23,152,476	$196,010,816
Residential Mortgage-Backed Obligations	—	181,630,398	3,040	181,633,438
Commercial Mortgage-Backed Obligations	—	102,086,020	1,465,404	103,551,424
Municipal Bond	—	2,901,698	—	2,901,698
Short-Term Investment	34,736,770	—	—	34,736,770

Total Investments in Securities	$34,736,770	$459,476,456	$24,620,920	$518,834,146

11

Portfolio of Investments — as of January 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value. As of January 31, 2016, with the exception of American Home Mortgage Investment Trust, all Level 3 investments’ fair value is based on 3rd party pricing information from independent brokers without adjustment. American Home Mortgage Investment Trust is an odd lot holding. Fair value on odd lot holdings are based on a liquidity discount ranging between 1%—2.5% on the available vendor price.

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Commercial Mortgage-Backed Obligations	Total Investments
Beginning balance as of November 1, 2015	$23,645,687	$3,083	$1,471,875	$25,120,645
Accrued discounts/premiums	4,156	4	—	4,160
Realized gain/(loss)	59,228	3	—	59,231
Change in unrealized appreciation/(depreciation)	(117,134)	(17)	(6,471)	(123,622)
Purchases	—	—	—	—
Sales	(439,461)	(33)	—	(439,494)
Net transfer into Level 3	—	—	—	—
Net transfer out of Level 3	—	—	—	—

Ending balance as of January 31, 2016	$23,152,476	$3,040	$1,465,404	$24,620,920

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(117,134)	$(17)	$(6,471)	$(123,622)

For the period ended January 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

12

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016